ACQUISITIONS (Tables)	12 Months Ended
Dec. 31, 2016
Acquisitions
Summary of pro forma information
	Year Ended December 31,
	2015	2016
Pro forma net revenue	5,955,538	6,548,083
Pro forma net income	478,770	806,921

Individual hotels acquired
Acquisitions
Summary of fair values of the assets acquired and liabilities assumed

	2014	2015	2016	Amortization Period
Current assets	25	3,382	5,330
Property and equipment	10,477	74,222	28,412	5-10 years
Favorable leases	3,330	41,283	5,004	remaining lease terms
Deferred tax assets	—	515	—
Franchise agreements	—	3,300	—	remaining contracts terms
Goodwill	—	46,135	—
Other noncurrent assets	—	663	—
Current liabilities	—	(22,864)	(34,495)
Deferred tax liabilities	(832)	(11,146)	(1,251)
Noncontrolling interest	(25)	(8,264)	—

Total	12,975	127,226	3,000

Accor
Acquisitions
Summary of fair values of the assets acquired and liabilities assumed

	2016	Amortization Period
Current assets	207,396
Property and equipment	311,045	5-30 years
Favorable leases	3,009	remaining lease terms
Master brand agreement	192,000
Land use rights	149,668	remaining contracts terms
Long-term investments	417,604
Goodwill	63,160
Other noncurrent assets	1,664
Current liabilities	(38,634)
Deferred tax liabilities	(42,952)

Total	1,263,960